PRINCIPAL ACCOUNTING POLICIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 The Group's VIEs CNY	Dec. 31, 2012 The Group's VIEs CNY	Dec. 31, 2011 The Group's VIEs CNY
Financial information of the Group's VIEs
Total assets					7,180	7,038
Total liabilities					130	166
Total revenues	276,978	1,676,741	1,512,249	1,370,099	98	2,340	7,931
Net income	82,700	500,640	470,106	386,508	161	1,730	281
Net cash (used in) provided by operating activities	123,331	746,611	574,560	496,955	274	1,400	(926)
Net cash used in investing activities	(148,138)	(896,784)	(275,073)	(923,370)
Net cash provided by financing activities	16,466	99,681	39,818	25,912
Net (decrease) increase in cash	(9,418)	(57,014)	338,858	(409,189)	274	1,400	(926)
Cash, beginning of year	185,433	1,122,557	783,699	1,192,888	6,403	5,003	5,929
Cash, end of year	$ 176,015	1,065,543	1,122,557	783,699	6,677	6,403	5,003